Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended
	May 22, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance		$ 1,304,031	$ 270,688	$ 1,128,616	$ 272,437
Issuance of 3,959 common shares @ $11.00 per share on January 5, 2014 (in Shares)	88,500,000	14,996,909
Issuance of 3,959 common shares @ $11.00 per share on January 5, 2014		44
Net (loss) income		(5,948)	15,337
Foreign currency translation adjustments		(9,281)
Pension and postretirement plans, tax benefit of $11		11
Derivatives valuation, net of tax expense of $11		4	(507)
Unrealized gain on available for sale equity securities, net of tax benefit of $18		(34)	94
Dividend paid to non-controlling interest partner		(174)	(173)
Exchange of Warrants [Member] | Common Stock [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Exercise of warrants for 14,992,950 common shares @ $11.50 per share (in Shares)		14,992,950
Exercise of warrants for 14,992,950 common shares @ $11.50 per share		150
Exchange of Warrants [Member] | Additional Paid-in Capital [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Exercise of warrants for 14,992,950 common shares @ $11.50 per share		172,269
Exchange of Warrants [Member] | Parent [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Exercise of warrants for 14,992,950 common shares @ $11.50 per share		172,419
Exchange of Warrants [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Exercise of warrants for 14,992,950 common shares @ $11.50 per share		172,419
Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance, shares (in Shares)		2,000,000		2,000,000
Balance		20
Impact of Domestication		20
Common Stock [Member] | United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Issuance of 1,670,386 common shares @$11.00 per share in connection with 401(k) Exchange Agreement (in Shares)		1,670,386
Issuance of 1,670,386 common shares @$11.00 per share in connection with 401(k) Exchange Agreement		16
Common Stock [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance, shares (in Shares)		120,239,236		103,571,941
Balance		1,182	50,000		50,000
Impact of Domestication		1,016
Issuance of 3,959 common shares @ $11.00 per share on January 5, 2014 (in Shares)		3,959
Additional Paid-in Capital [Member] | United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Issuance of 1,670,386 common shares @$11.00 per share in connection with 401(k) Exchange Agreement		18,358
Additional Paid-in Capital [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance		1,401,673	2,357	1,212,038	2,318
Impact of Domestication		(1,036)
Issuance of 3,959 common shares @ $11.00 per share on January 5, 2014		44
Retained Earnings [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance		(201,639)	(269,632)	(194,222)	(273,086)
Net (loss) income		(7,417)	15,248
Accumulated Other Comprehensive Income (Loss) [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance		5,484	(47,207)	14,779	(30,270)
Foreign currency translation adjustments		(9,276)
Pension and postretirement plans, tax benefit of $11		11
Derivatives valuation, net of tax expense of $11		4	(507)
Unrealized gain on available for sale equity securities, net of tax benefit of $18		(34)	94
Parent [Member] | United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Issuance of 1,670,386 common shares @$11.00 per share in connection with 401(k) Exchange Agreement		18,374
Parent [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance		1,206,720	271,075	1,032,595	272,725
Issuance of 3,959 common shares @ $11.00 per share on January 5, 2014		44
Net (loss) income		(7,417)	15,248
Foreign currency translation adjustments		(9,276)
Pension and postretirement plans, tax benefit of $11		11
Derivatives valuation, net of tax expense of $11		4	(507)
Unrealized gain on available for sale equity securities, net of tax benefit of $18		(34)	94
Noncontrolling Interest [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance		97,311	(387)	96,021	(288)
Net (loss) income		1,469	89
Foreign currency translation adjustments		(5)
Dividend paid to non-controlling interest partner		(174)	(173)
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Issuance of 1,670,386 common shares @$11.00 per share in connection with 401(k) Exchange Agreement		$ 18,374